SEGMENT INFORMATION - Goodwill based on expected future profitability (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Goodwill Based On Expected Future Profitability	R$ 8,061,818	R$ 158,334
Pulp
Disclosure of products and services [line items]
Goodwill Based On Expected Future Profitability	7,942,486	45,752
Consumer Goods
Disclosure of products and services [line items]
Goodwill Based On Expected Future Profitability	R$ 119,332	R$ 112,582